Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation and amortization expense on property and equipment	$ 51.2	$ 49.7	$ 102.2